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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA        November 22, 2011
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       40
                                        ------------------
Form 13F Information Table Value Total:      23,214
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
Column 1	Column 2	Column 3	Column 4	Column 5		Column 6Column 7Column 8
Name of Issuer	Title of 	Cusip		Value		SHARES/	SH/PRN	PUT/	INVSTMT	OTHER	VOTING	AUTH
		Class		 		(X$1000)	PRN AMT		CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
Abbott Laboratories	COM	002824100	1,604	31372	SH		SOLE		31372
Apple Computer Inc.	COM	037833100	88	232	SH		SOLE		232
Avnet Inc		COM	053807103	927	35580	SH		SOLE		35580
Bristol-Myers Squibb	COM	110122108	69	2200	SH		SOLE		2200
Celgene Corp.		COM	151020104	1,266	20455	SH		SOLE		20455
Chevron Corp		COM	166764100	932	10070	SH		SOLE		10070
Cisco Systems Inc.	COM	17275R102	1,450	93564	SH		SOLE		93564
Clorox Company		COM	189054109	132	2000	SH		SOLE		2000
Deere & Co.		COM	244199105	1,018	15780	SH		SOLE		15780
DuPont de Nemour	COM	263534109	662	16585	SH		SOLE		16585
Exxon Mobil Corporati	COM	30231G102	1,675	23066	SH		SOLE		23066
General Electric Co	COM	369604103	81	5324	SH		SOLE		5324
Hewlett-Packard Co	COM	428236103	1,494	66585	SH		SOLE		66585
Hospira Inc		COM	441060100	552	14940	SH		SOLE		14940
Intel Corporation	COM	458140100	45	2154	SH		SOLE		2154
JDA Software Group	COM	46612K108	260	11105	SH		SOLE		11105
JPMorgan Chase & Co	COM	46625H100	75	2500	SH		SOLE		2500
Johnson & Johnson	COM	478160104	707	11114	SH		SOLE		11114
Kennametal Inc.		COM	489170100	707	21605	SH		SOLE		21605
Kimberly-Clark Corp.	COM	494368103	124	1750	SH		SOLE		1750
Lincoln National Corp.	COM	534187109	145	9285	SH		SOLE		9285
McDonalds Corporatio	COM	580135101	14	170	SH		SOLE		170
Merck & Co. Inc.	COM	58933Y105	1,238	37883	SH		SOLE		37883
MetLife Inc.		COM	59156R108	797	28480	SH		SOLE		28480
Microsemi Corporation	COM	595137100	148	9265	SH		SOLE		9265
Microsoft Corporation	COM	594918104	1,345	54063	SH		SOLE		54063
Murphy Oil Corp.	COM	626717102	451	10225	SH		SOLE		10225
Newmont Mining Corp.	COM	651639106	1,428	22685	SH		SOLE		22685
Occidental Petroleum	COM	674599105	28	400	SH		SOLE		400
Pfizer Inc.		COM	717081103	50	2856	SH		SOLE		2856
ProShares Short S&P 500	COM	74347R503	1,488	32280	SH		SOLE		32280
Procter & Gamble Co.	COM	742718109	281	4450	SH		SOLE		4450
Protective Life Corp.	COM	743674103	124	7995	SH		SOLE		7995
Reliance Steel		COM	759509102	633	18620	SH		SOLE		18620
Shaw Communications	COM	82028K200	189	9370	SH		SOLE		9370
St. Jude Medical Inc	COM	790849103	636	17575	SH		SOLE		17575
Stericycle Inc.		COM	858912108	10	132	SH		SOLE		132
T Rowe Price Group Inc	COM	74144T108	254	5332	SH		SOLE		5332
Target Corporation	COM	87612E106	11	240	SH		SOLE		240
Tech Data Corp.		COM	878237106	12	300	SH		SOLE		300
Vodafone Group PLC	COM	92857W209	44	1750	SH		SOLE		1750